Significant accounting policies - Impairment of long-lived assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Significant accounting policies
Impairment losses of leased hotels	¥ 60,517	$ 8,524	¥ 0	¥ 0
Impairment of property and equipment	55,403		¥ 0	¥ 0
Impairment losses operating lease right of use asset	¥ 5,114